Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Commitments [Line Items]
Employer national insurance contingent liability	£ 27,000	£ 0
Prevailing rate of employer national insurance	15.00%
Cardiff Consultants [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee	£ 1,875,000
Cardiff ProTides [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee	£ 4,500,000